Marketable debt securities - Bonds and Debentures Maturities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Marketable debt securities
Notional amount	€ 360,626	€ 362,464	€ 318,807
Within 1 month
Marketable debt securities
Notional amount	20,056	25,057	28,616
1 to 3 months
Marketable debt securities
Notional amount	30,936	24,694	25,760
3 to 12 months
Marketable debt securities
Notional amount	101,855	96,106	51,794
More than 5 years
Marketable debt securities
Notional amount	49,392	60,422	61,860
Marketable debt securities
Marketable debt securities
Financial liabilities	235,269	261,977	246,619
Marketable debt securities | Debt securities issued
Marketable debt securities
Financial liabilities	235,269
Notional amount	231,162
Marketable debt securities | Debt securities issued | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Debt securities issued | Within 1 month
Marketable debt securities
Financial liabilities	15,269
Notional amount	15,308
Marketable debt securities | Debt securities issued | 1 to 3 months
Marketable debt securities
Financial liabilities	18,628
Notional amount	19,031
Marketable debt securities | Debt securities issued | 3 to 12 months
Marketable debt securities
Financial liabilities	31,590
Notional amount	31,365
Marketable debt securities | Debt securities issued | 1 to 3 years
Marketable debt securities
Financial liabilities	60,671
Notional amount	59,025
Marketable debt securities | Debt securities issued | 3 to 5 years
Marketable debt securities
Financial liabilities	48,050
Notional amount	46,695
Marketable debt securities | Debt securities issued | More than 5 years
Marketable debt securities
Financial liabilities	61,061
Notional amount	59,738
Marketable debt securities | Subordinated debt
Marketable debt securities
Financial liabilities	21,686	20,878	23,676
Notional amount	21,428
Marketable debt securities | Subordinated debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated debt | Within 1 month
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated debt | 1 to 3 months
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated debt | 3 to 12 months
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Subordinated debt | 1 to 3 years
Marketable debt securities
Financial liabilities	741
Notional amount	732
Marketable debt securities | Subordinated debt | 3 to 5 years
Marketable debt securities
Financial liabilities	3,505
Notional amount	3,463
Marketable debt securities | Subordinated debt | More than 5 years
Marketable debt securities
Financial liabilities	17,440
Notional amount	17,233
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Financial liabilities	105,530
Notional amount	101,293
Marketable debt securities | Senior unsecured debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Senior unsecured debt | Within 1 month
Marketable debt securities
Financial liabilities	2,259
Notional amount	2,168
Marketable debt securities | Senior unsecured debt | 1 to 3 months
Marketable debt securities
Financial liabilities	1,985
Notional amount	1,905
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	14,476
Notional amount	13,895
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	34,814
Notional amount	33,415
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	29,037
Notional amount	27,871
Marketable debt securities | Senior unsecured debt | More than 5 years
Marketable debt securities
Financial liabilities	22,959
Notional amount	22,039
Marketable debt securities | Senior secured debt
Marketable debt securities
Financial liabilities	86,047
Notional amount	85,231
Marketable debt securities | Senior secured debt | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Senior secured debt | Within 1 month
Marketable debt securities
Financial liabilities	9,068
Notional amount	8,982
Marketable debt securities | Senior secured debt | 1 to 3 months
Marketable debt securities
Financial liabilities	6,668
Notional amount	6,605
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Financial liabilities	9,025
Notional amount	8,939
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Financial liabilities	25,116
Notional amount	24,878
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Financial liabilities	15,508
Notional amount	15,361
Marketable debt securities | Senior secured debt | More than 5 years
Marketable debt securities
Financial liabilities	20,662
Notional amount	20,466
Marketable debt securities | Promissory notes and other securities
Marketable debt securities
Financial liabilities	22,006	€ 32,644	€ 27,445
Notional amount	23,210
Marketable debt securities | Promissory notes and other securities | On demand
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Promissory notes and other securities | Within 1 month
Marketable debt securities
Financial liabilities	3,942
Notional amount	4,158
Marketable debt securities | Promissory notes and other securities | 1 to 3 months
Marketable debt securities
Financial liabilities	9,975
Notional amount	10,521
Marketable debt securities | Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Financial liabilities	8,089
Notional amount	8,531
Marketable debt securities | Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Financial liabilities	0
Notional amount	0
Marketable debt securities | Promissory notes and other securities | More than 5 years
Marketable debt securities
Financial liabilities	0
Notional amount	€ 0